Label	Element	Value
ClearShares Ultra-Short Maturity ETF | Canter Fitzgerald & Co., 4.55%, 06/03/2025 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	33.30%
ClearShares Ultra-Short Maturity ETF | Canter Fitzgerald & Co., 4.55%, 06/03/2025 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	26.60%
ClearShares Ultra-Short Maturity ETF | Marex Capital Markets Inc., 4.43%, 06/02/2025 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	20.00%
ClearShares Ultra-Short Maturity ETF | Buckler Securities LLC, 4.38%, 06/03/2025 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.70%
ClearShares Ultra-Short Maturity ETF | Clear Street LLC, 4.38%, 06/03/2025 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.70%
ClearShares Ultra-Short Maturity ETF | MIRAE Asset Securities (USA) Inc, 4.40%, 06/04/2025 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.70%
ClearShares Ultra-Short Maturity ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
ClearShares Ultra-Short Maturity ETF | Repurchase Agreements [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.00%
ClearShares Ultra-Short Maturity ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
ClearShares Ultra-Short Maturity ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%